Warrants	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Warrants [Abstract]
Warrants

Note 9. Warrants

The following table summarizes warrant-related activity for the six months ended September 30, 2012:

					Weighted
		Number of Warrants		Number of Warrants	Remaining Contractual
	Exercise	Outstanding at		Outstanding at	Term (Years) at
Series	Price	March 31, 2012	Issued	September 30, 2012	September 30, 2012

A	$1.25	1,174,785	-	1,174,785	1.1
B	2.00	2,520,000	-	2,520,000	4.5
C	3.00	2,520,000	-	2,520,000	6.5
		6,214,785	-	6,214,785	4.7

At September 30, 2012, the weighted average exercise price of the warrants is $2.26 per share.

All Series A Warrants outstanding and exercisable at September 30, 2012 were issued pursuant to the 2011 Private Placement consisting of the sale of 2,500,000 Units at a price of $0.60 per Unit. Each Unit consisted of one share of the Company's common stock and one Series A Warrant to purchase one share of common stock at $1.25 per share for a period of two years from the date of issuance. The 2011 Private Placement closed on December 31, 2011, raising $704,870 from the sale of 1,174,785 shares of common stock and 1,174,785 Series A Warrants.

On March 30, 2012, pursuant to the Share Exchange Agreement, the Armada Oil and Gas Stockholders exchanged all of the issued and outstanding shares of Armada Oil and Gas' common stock and all outstanding stock purchase warrants with the Company in return for 8,870,000 shares of the Company's common stock, 2,520,000 Series B Warrants allowing the Armada Oil and Gas Stockholders to purchase up to an equal number of shares of the Company's common stock for a period of 5 years from the date of issuance at a purchase price of $2.00 per share and 2,520,000 Series C Warrants allowing the Armada Oil and Gas stockholders to purchase up to an equal number of the Company's shares of common stock for a period of 7 years from the date of issuance at a purchase price of $3.00 per share.

The Series C Warrants may not be exercised unless and until the Company informs the holder that the aggregate number of shares of common stock issuable upon exercise of all of the Series C Warrants, along with all other warrants issued by the Company pursuant to the Share Exchange Agreement, together with the shares of the Company's common stock issued to the Armada Oil and Gas Stockholders pursuant to the Share Exchange Agreement, will not constitute more than 49.9% of the Company's total number of shares of common stock issued and outstanding at the time of exercise.

During the quarter ended September 30, 2012, the Company raised $428,000 pursuant to the terms of the 2012 Private Placement. The issuance of the related 475,556 shares of common stock and 475,556 Series D Warrants is pending the closing of the 2012 Private Placement, on or before December 31, 2012. As such, the Series D Warrants are not considered outstanding at September 30, 2012 and the Company recorded the $428,000 as stock payable in current liabilities.

See Note 5 Oil and Gas Properties and Note 6 2012 Private Placement.

Note 10. Warrants

The following table summarizes warrant-related activity for the year ended March 31, 2012:

					Weighted
					Average
		Number of Warrants		Number of Warrants	Remaining Contractual
	Exercise	Outstanding at		Outstanding at	Term (Years) at
Series	Price	March 31, 2011	Issued	March 31, 2012	March 31, 2012

A	$1.25	-	1,174,785	1,174,785	1.6
B	2.00	-	2,520,000	2,520,000	5.0
C	3.00	-	2,520,000	2,520,000	7.0
		-	6,214,785	6,214,785	5.2

The weighted average exercise price of the warrants is $2.26 per share.

All Series A Warrants outstanding and exercisable at March 31, 2012 were issued pursuant to the 2011 Private Placement. Each Series A Warrant is exercisable at $1.25 per share and expires two years from the date of issuance.

On March 30, 2012, pursuant to the Share Exchange Agreement, the Armada Oil and Gas Stockholders exchanged all of the issued and outstanding shares of Armada Oil and Gas' common stock and all outstanding stock purchase warrants with the Company in return for 8,870,000 shares of the Company's common stock, 2,520,000 Series B Warrants allowing the Armada Oil and Gas Stockholders to purchase up to an equal number of shares of the Company's common stock for a period of 5 years from the date of issuance at a purchase price of $2.00 per share and 2,520,000 Series C Warrants allowing the Armada Oil and Gas stockholders to purchase up to an equal number of the Company's shares of common stock for a period of 7 years from the date of issuance at a purchase price of $3.00 per share.

The Series C Warrants may not be exercised unless and until the Company informs the holder that the aggregate number of shares of common stock issuable upon exercise of all of the Series C Warrants, along with all other warrants issued by the Company pursuant to the Share Exchange Agreement, together with the shares of the Company's common stock issued to the Armada Oil and Gas Stockholders pursuant to the Share Exchange Agreement, will not constitute more than 49.9% of the Company's total number of shares of common stock issued and outstanding at the time of exercise.

See Note 1. Organization and Description of Business, Note 5. Oil and Gas Properties, and Note 7. 2011 Private Placement for additional information.